SEGMENT REPORTING (Tables)	12 Months Ended
Sep. 30, 2016
Net Revenues, Operating Costs And Expenses, Operating Income, And Total Assets By Segment

The Group’s chief operating decision maker evaluates performance based on each reporting segment’s net revenue, operating costs and expenses, and operating income. Net revenues, operating costs and expenses, operating income, and total assets by segment were as follows:

	Year ended September 30, 2016
	2014	2015	2016
	US$	US$	US$
Net revenues	97,196	108,177	117,548
Online education services	94,458	104,487	110,137
Business start-up training services	2,738	3,690	4,375
Sale of learning simulation software	—	—	3,036

Operating costs and expenses:
Cost of sales	(39,803)	(44,343)	(48,334)
Online education services	(38,389)	(42,993)	(44,473)
Business start-up training services	(1,414)	(1,350)	(1,915)
Sale of learning simulation software	—	—	(1,946)
Selling and marketing	(21,445)	(24,186)	(24,517)
Online education services	(20,809)	(23,589)	(22,556)
Business start-up training services	(636)	(597)	(688)
Sale of learning simulation software	—	—	(1,273)
General and administrative	(8,689)	(9,986)	(13,525)
Online education services	(8,547)	(9,813)	(12,049)
Business start-up training services	(142)	(173)	(776)
Sale of learning simulation software	—	—	(700)
Unallocated corporate expenses	(2,956)	(3,225)	(3,253)

Total operating costs and expenses	(72,893)	(81,740)	(89,629)
Online education services	(67,745)	(76,395)	(79,078)
Business start-up training services	(2,192)	(2,120)	(3,379)
Sale of learning simulation software	—	—	(3,919)
Unallocated corporate expenses	(2,956)	(3,225)	(3,253)

Other operating income	253	224	806
Online education services	253	224	570
Business start-up training services	—	—	2
Sale of learning simulation software	—	—	234

Operating income (loss)	24,556	26,661	28,725
Online education services	26,966	28,316	31,629
Business start-up training services	546	1,570	998
Sale of learning simulation software	—	—	(649)
Unallocated corporate expenses	(2,956)	(3,225)	(3,253)

Segment assets	171,629	174,120	148,920
Online education services	169,015	166,250	93,609
Business start-up training services	2,614	7,870	13,262
Sale of learning simulation software	—	—	42,049

Total assets	171,629	174,120	148,920

Amortization and depreciation	2,401	2,471	3,639
Online education services	2,105	2,388	2,792
Business start-up training services	296	83	60
Sale of learning simulation software	—	—	787

Loss from equity method investment	—	—	(91)
Online education services	—	—	(91)
Business start-up training services	—	—	—
Sale of learning simulation software	—	—	—